Related parties (Detail 3) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Entity [Table]
Balance at the beginning of the year	SFr 31	$ 34	$ 38
Additions		8	11
Reductions		(9)	(15)
Balance at the end of the year	31	33	34
UBS AG
Entity [Table]
Balance at the beginning of the year	25	28	31
Additions		8	11
Reductions		(7)	(15)
Balance at the end of the year	SFr 26	$ 28	$ 28